SUPPLEMENT TO PROSPECTUS
                             DATED February 1, 1999

AARP GNMA and U.S. Treasury Fund and
AARP Capital Growth Fund:

The data below replaces the average annual total return data provided in the performance comparison chart in the "Past Performance" section for the indicated funds:

AVERAGE ANNUAL RETURNS (%) as of 12/31/98

                                      1 Year        5 Years        10 Years
------------------------------------------------------------------------------

AARP GNMA and U.S. Treasury Fund      6.79           5.97           7.78
AARP Capital Growth Fund             23.73          18.81          16.34

AARP GNMA and U.S. Treasury Fund, AARP Insured Tax Free General Bond Fund, AARP Balanced Stock and Bond Fund, AARP Growth and Income Fund, AARP U.S. Stock Index Fund, AARP Capital Growth Fund, AARP International Growth and Income Fund, AARP Diversified Income with Growth Portfolio, and AARP Diversified Growth Portfolio:

The data below replaces the average annual total return data provided for the indicated index in the performance comparison chart in the "Past Performance" section for the above-listed funds or portfolios:

AVERAGE ANNUAL RETURNS (%) as of 12/31/98

                                                                    Since
                                                                  Inception
                               1 Year      5 Years    10 Years    (2/1/97)
------------------------------------------------------------------------------
Lehman Brothers Mortgage       6.93         7.34        9.25         n/a
GNMA Index
Lehman Brothers Municipal      6.48         6.22        8.22         n/a
Bond Index
S&P 500 Composite Stock       25.58        24.06       19.21       28.37*
Price Index
The MSCI EAFE Index           20.00         n/a         n/a        13.08**

* Applies to the AARP U.S. Stock Index Fund, AARP Diversified Income with Growth Portfolio, and AARP Diversified Growth Portfolio only.

**   Applies  to the AARP  International  Growth  and  Income  Fund  only.

AARP Diversified Growth Portfolio:

The text below replaces the second paragraph found in the "Investment Strategy" section on page 74:

Under normal market conditions, the portfolio will generally allocate its assets in underlying AARP Mutual Funds within the following ranges:

   o  stock funds
      including Growth, Growth  and Income, and Global Funds              60-80%


   o  bond funds
      including Income Funds                                              20-40%


   o  Money Funds/cash                                                     0-20%


February 11, 1999